SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Wholly-owned Or Controlled Subsidiaries And Or Affiliates (Details)	Dec. 31, 2024	Dec. 31, 2023
MPB Acquisition Corp
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
GH Group Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
GHB Usub LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Glass House Retail, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Glass House Cultivation LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Glass House Manufacturing LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
LOB Investment Co. LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Plus Products Holding Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Plus Products Nevada LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	100
Plus Products Services LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	100
Plus Products Wonders LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	100
Uplift Services LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	100
Carberry LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	100
G&H Supply Company, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Mission Health Associates, Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
MGF Management LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
G&K Produce LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
K&G Flowers LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Glass House Camarillo Cultivation LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
GHCH LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	0
Lompoc Manufacturing GHG, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Lompoc Management Co. LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
CA Manufacturing Solutions LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Bud and Bloom Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Farmacy SB Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
ICANN LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Farmacy Isla Vista LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
SBDANK LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	51	51
E7 Eureka LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
The Pottery Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Natural Healing Center LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
NHC Lemoore LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
NHC-MB LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
NHC Turlock, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Glass House Farm LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
Magu Farm LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
East Saint Gertrude 1327 LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100
GH Camarillo LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	100	100